Stock-Based Compensation - Black-Scholes valuation model Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value assumptions:
Expected dividend yield	0.00%
Employee Stock Option
Fair value assumptions:
Risk-free interest rate, Minimum	3.50%	1.40%	0.40%
Risk-free interest rate, Maximum	4.70%	4.10%	1.30%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)			6 years
Expected volatility, Minimum	71.10%	55.00%	49.20%
Expected volatility, Maximum	83.10%	70.80%	55.60%
Weighted-average grant date fair value	$ 10.63	$ 9.88	$ 29.96
Employee Stock Option | Minimum
Fair value assumptions:
Expected term (in years)	5 years	5 years
Employee Stock Option | Maximum
Fair value assumptions:
Expected term (in years)	5 years 2 months 12 days	5 years 9 months 18 days
Employee Stock Purchase Plan
Fair value assumptions:
Risk-free interest rate, Minimum	5.20%	0.70%	0.10%
Risk-free interest rate, Maximum	5.50%	3.90%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	6 months	6 months	6 months
Expected volatility, Minimum	72.80%	51.90%	46.30%
Expected volatility, Maximum	82.50%	117.30%	59.80%
Weighted-average grant date fair value	$ 3.19	$ 3.53	$ 8.06